Significant accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Significant accounting policies

2.   Significant accounting policies

2.1.   Basis of preparation

The accompanying consolidated financial statements, which include the accounts of ASC and its subsidiaries, have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All subsidiaries are 100% directly or indirectly owned by ASC. AASML and e1 Marine, which are 50% and 33.33% owned joint ventures, respectively, are accounted for using the equity method. The Company’s 10% investment in Element 1 Corp. is also accounted using the equity method. All intercompany balances and transactions have been eliminated on consolidation.

2.2.   Uses of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for vessels, vessel valuations, residual value of vessels, expected future cash flows from vessels to support vessel impairment tests, provisions necessary for receivables from charterers, the selection of inputs used in the valuation model for share-based payment awards, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable. Actual results could differ from those estimates.

2.3.   Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of the Company is U.S. Dollars because the Company operates in international shipping markets in which most transactions are denominated in the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. Resulting gains and losses are included in the accompanying consolidated statements of operations.

2.4.   Recent accounting pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”)” which provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. In January 2021, the FASB issued ASU 2021-01, “Reference Rate Reform (Topic 848) – Scope (“ASU 2021-01”),” which permits entities to apply optional expedients in Topic 848 to derivative instruments modified because of discounting transition resulting from reference rate reform.  ASU 2020-04 became effective upon issuance and may be applied prospectively to contract modification made on or before December 31, 2022. ASU 2021-01 became effective upon issuance and may be applied on a full retrospective basis as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020 or prospectively for contract modifications made on or before December 31, 2022. The Company has adopted ASU 2020-04 and is currently evaluating the impact of the adoption of ASU 2021-01 on its Consolidated Financial Statements and related disclosures.

2.5.   Revenue

Revenue is generated from spot charter arrangements, time charter arrangements and pool arrangements.

Spot charter arrangements

The Company’s spot charter arrangements are for single voyages for the service of the transportation of cargo that are generally short in duration (less than two months) and the Company is responsible for all costs incurred during the voyage, which include bunkers and port/canal fees, as well as general vessel operating costs (e.g. crew, repairs and maintenance and insurance costs; and fees paid to technical managers of its vessels). Accordingly, under spot charter arrangements, key operating decisions and the economic benefits associated with a vessel’s use during the charter period reside with the Company.

As at its adoption on January 1, 2018, the Company applies revenue recognition guidance in ASC 606 to account for its spot charter arrangements.

The consideration that the Company expects to be entitled to receive in exchange for its transportation services is recognized as revenue ratably over the duration of a voyage on a load-to-discharge basis (i.e. from when cargo is loaded at the port to when it is discharged after the completion of the voyage).

The consideration that the Company expects to be entitled to receive includes estimates of revenue associated with the loading or discharging time that exceed the originally estimated duration of the voyage, which is referred to as “demurrage revenue”, when it is determined there will be incremental time required to complete the contracted voyage. Demurrage revenue is not considered a separate deliverable in accordance with ASC 606 as it is part of the single performance obligation in a spot charter arrangement, which is to provide cargo transportation services to the completion of a contracted voyage.

Time charter arrangements

The Company’s time charter arrangements are for a specified period of time and key decisions concerning the use of the vessel during the duration of the time charter period reside with the charterer. In time charter arrangements, the Company is responsible for the crewing, maintenance and insurance of the vessel, and the charterer is generally responsible for voyage specific costs, which typically include bunkers and port/canal costs.

As the charterer holds sufficient latitude in its rights to determine how and when the vessel is used on voyages and the charterer is also responsible for costs incurred during the voyage, the charterer derives the economic benefits from the use of the vessel, as control over the use of the vessel is transferred to the charterer during the specified time charter period. Accordingly, time charters are considered operating leases and the Company applies guidance for lessors in FASB Accounting Standards Codification 842 - Leases (“ASC 842).  Revenue for time charters is recognized on a straight-line basis ratably over the term of the charter.

Pooling arrangements

The Company participates in commercial pooling arrangements to charter certain of its vessels from time to time. In these arrangements, the participating members seek to benefit from the more efficient employment of their vessels as the manager of the vessels in the pool leverages the size of the fleet commercially and operationally. The manager is responsible for the commercial management on behalf of the members of the pool, including responsibility for voyage expenses such as fuel and port charges. The pool members are responsible for maintaining the vessel operating expenses of their participating vessels, including crewing, repairs and maintenance and insurance of their participating vessels.

The earnings from all vessels are pooled and shared by the members of the arrangement based on the earnings allocation terms of the arrangement, which consider the number of days a vessel operates in the pool with weighted adjustments made to reflect the vessels’ differing capacities and performance capabilities. Therefore, the earnings allocation represents the pool members’ consideration for their different contribution to the collaborative arrangement. The Company recognizes its earnings allocation as revenue in accordance with the guidance for collaborative arrangements.

The Company did not participate in commercial pooling arrangements during the years ended December 31, 2021, 2020 or 2019.  The Company did recognize an immaterial revenue runoff in each of the three periods as per the table in Note 3 (“Business and segment reporting”).

2.6.   Voyage and vessel operating expenses

Voyage expenses

Voyage expenses represent costs the Company is responsible to incur in charter arrangements during a voyage that are directly related to a voyage. Voyage expenses include bunkers and port/canal costs, which are expensed as incurred.

Voyage expenses also include contract fulfillment costs that are incurred by the Company prior to a voyage. These costs are from the later of when a vessel departed from its prior charter discharge port and when a vessel entered a new charter to the arrival at the loading port for the new charter are deferred and amortized ratably over the new charter for charters accounted for in accordance with ASC 606. Such costs are typically comprised of bunkers.

Vessel operating expenses

Vessel operating expenses represent costs the Company incurs to operate its vessels that are not directly related to a voyage. Vessel operating expenses include crew, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees. Vessel operating expenses are expensed as incurred.

2.7.   Cash and cash equivalents

The Company classifies investments with an original maturity date of three months or less as cash and cash equivalents. The Company is required to maintain a minimum cash balance in accordance with its long-term debt facility agreements (see Note 6) and finance lease facility agreements (see Note 7).

2.8.   Receivables

Receivables include amounts due from charterers for hire and other recoverable expenses due to the Company. As at the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate allowance for bad debt.

2.9.   Prepaid expenses and other assets

Prepaid expenses and other assets consist of payments made in advance for insurance or other expenses, and insurance claims outstanding and certain assets held by vessel managers. Insurance claims are recorded, net of any deductible amounts, for insured damages which are recognized when recovery is virtually certain under the related insurance policies and where the Company can make an estimate of the amount to be reimbursed following the insurance claim. As at the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

2.10.   Advances and deposits

Advances and deposits primarily include amounts advanced to third-party technical managers and AASML for expenses incurred by them in operating the vessels, together with other necessary deposits paid during the course of business.

2.11.   Inventories

Inventories consist of bunkers, lubricating oils and other consumables on board the Company’s vessels. Inventories are valued at the lower of cost or net realizable value on a first-in first-out basis. Cost is based on the normal levels of cost and comprises the cost of purchase, being the suppliers’ invoice price with the addition of charges such as freight or duty where appropriate. Spares are expensed as incurred.

2.12.   Vessel held for sale

Assets are classified as held for sale when management, having the authority to approve the action, commits to a plan to sell the asset, the sale is probable within one year, and the asset is available for immediate sale in its present condition. Consideration is given to whether an active program to locate a buyer has been initiated, whether the asset is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. When assets are classified as held for sale, they are measured at the lower of their carrying amount or fair value less cost to sell and they are tested for impairment.

A loss is recognized when the carrying value of the asset exceeds the estimated fair value, less transaction costs. Assets classified as held for sale are no longer depreciated.

2.13.   Vessels and vessel equipment

Vessels and vessel equipment are recorded at their cost less accumulated depreciation.

Vessel cost comprises acquisition costs directly attributable to the vessel and the expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated on a straight-line basis over their estimated useful economic life from the date of initial delivery from the shipyard. The useful life of the Company’s vessels is estimated at 25 years from the date of initial delivery from the shipyard. Depreciation is based on cost less estimated residual scrap value. Residual scrap value is estimated as the lightweight tonnage of each vessel multiplied by the estimated scrap value per ton. The scrap value of the vessels is estimated at $300 (2020: $300) per lightweight ton.

Vessel equipment comprises the costs of significant replacements, renewals and upgrades to the Company’s vessels. Vessel equipment is depreciated over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred.

2.14.   Deferred drydock expenditures

The Company follows the deferral method of accounting for drydock expenditures whereby actual expenditures incurred are deferred and are amortized on a straight-line basis through to the date of the next scheduled drydocking, generally 30 to 60 months. Expenditures deferred as part of the drydock include direct costs that are incurred as part of the drydocking to meet regulatory requirements. Direct expenditures that are deferred include the shipyard costs, parts, inspection fees, steel, blasting and painting. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred. Unamortized drydock expenditures of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessels’ sale. Unamortized drydock expenditures are written off as drydock expense if the vessels are drydocked before the expiration of the applicable amortization period.

2.15.   Advances for ballast water treatment systems

The Company is in the process of installing ballast water treatment systems on each of its vessels that do not currently have the system installed. This is a requirement of the International Maritime Organization. The Company capitalizes and depreciates the costs of ballast water treatment systems, including installation costs, on each vessel from the date of completion of the system over the remaining useful life of the vessel.

2.16.   Vessel impairment

Management regularly reviews the carrying amounts of the Company’s vessels that are “held and used” for recoverability.  Vessels are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of undiscounted future cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount together with the carrying value of deferred drydock expenditures and special survey costs related to the vessel.

For purposes of testing for recoverability, undiscounted future cash flows are determined by applying various assumptions based on historical trends as well as future expectations. In estimating future revenue, the Company considers charter rates for each vessel class over the estimated remaining lives of the vessels using both historical average rates for the Company over the last five years, where available, and historical average one-year time charter rates for the industry over the last 10 years. Recognizing that rates tend to be cyclical and considering market volatility based on factors beyond the Company’s control, management believes it is reasonable to use estimates based on a combination of more recent internally generated rates and the 10-year average historical average industry rates. Undiscounted future cash flows are determined by applying various assumptions regarding future revenue net of voyage expenses, vessel operating expenses, scheduled drydockings, expected off-hire and scrap values, and taking into account historical market and Company specific revenue data as discussed above, and also considering other external market sources, including analysts’ reports and freight forward agreement curves.

When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company will evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset as provided by third parties. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company's vessels. The Company did not recognize a vessel impairment charge for the years ended December 31, 2021, 2020 and 2019.

2.17.   Other non-current assets

Other non-current assets relate to office equipment, fixtures and fittings and leasehold improvements. Office equipment and fixtures and fittings are recorded at their cost less accumulated depreciation and are depreciated based on an estimated useful life of five years.  Leasehold improvements relate to fit-out costs for work completed on the Company’s offices in Ireland and Singapore. Leasehold improvements are recorded at their cost less accumulated depreciation and are depreciated over the life of the respective leases.

2.18.   Amount receivable in respect of finance leases

As part of finance lease arrangements, in 2017 the Company provided a lessor with $2.9 million in the aggregate which shall be repaid at the end of the lease period, or upon the exercise of any of the purchase options. The associated finance lease liability is presented gross of the $2.9 million.

2.19.   Operating leases

Operating leases relate to long-term commitments for the Company’s offices. The Company recognizes on its consolidated balance sheets the right-of-use assets and lease liabilities for lease contracts greater than 12 months. The discount rate used for calculating the cost of the operating leases is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.

2.20.   Finance leases

Finance leases relate to financing arrangements for vessels in operation. Interest costs are expensed to interest expense and finance costs in the consolidated statements of operations using the effective interest method over the life of the lease.

2.21.   Accounts payable

Accounts payable include all financial obligations to vendors for goods or services that have been received or will be received in the future.

2.22.   Accrued expenses and other liabilities

Accrued expenses and other liabilities include all accrued liabilities in relation to the operating and running of the vessels, along with amounts accrued for general and administrative expenses.

2.23.   Derivatives

As required by FASB Accounting Standards Codification 815 - Derivatives and Hedging (“ASC 815”), the Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply, or the Company elects not to apply hedge accounting.

The Company elected to classify settlement payments as operating activities within the statement of cash flows. The Company has elected to apply the hedge accounting expedients related to probability and the assessments of effectiveness for future LIBOR-indexed cash flows to assume that the index upon which future hedged transactions will be based matches the index on the corresponding derivatives. Application of these expedients preserves the presentation of derivatives consistent with past presentation. The Company continues to evaluate the impact of the guidance and may apply other elections as applicable as additional changes in the market occur.

2.24.   Equity method investments

The Company’s investments in AASML, e1 Marine and Element 1 Corp. are accounted for using the equity method of accounting. Under the equity method of accounting, the Company initially recorded the investments in AASML and e1 Marine at cost and adjusts the carrying amounts of the investments to recognize their respective share of earnings or losses of the investee. The Company’s total investment in Element 1 Corp. of $9.3 million is allocated to the investment in the ordinary shares of $8.8 million and warrants exercisable for ordinary shares of $0.5 million based upon the relative fair values at the date of the investment. The carrying amount of the investment is adjusted to recognize the share of earnings or losses of the investee. Dividends received from an investee reduce the carrying amount of the equity investments. The Company evaluates its equity method investment for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other than temporary decline in value below their carrying values. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s consolidated statements of operations.  As at December 31, 2021, there are no impairment indicators for the investment in Element 1 Corp.  The Company adjusts the fair value of the Element 1 Corp. warrants at each reporting period with changes in the fair value recorded directly in earnings.

2.25.   Contingencies

Claims, suits and contingencies arise in the ordinary course of the Company’s business. The Company provides for these contingencies when (i) it is probable that a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for contingencies that do not meet both these conditions if there is a reasonable possibility that a liability may have been incurred as at the balance sheet date.

2.26.   Distributions to shareholders

Subject to the Board of Directors’ approval, distributions to common shareholders are applied first to accumulated surplus. When accumulated surplus is not sufficient, distributions are applied to the additional paid in capital account.

2.27.   Equity issuance costs

Incremental costs incurred that are directly attributable to a proposed or actual offering of equity securities are deferred and deducted from the related proceeds of the offering, and the net amount is recorded as contributed shareholders’ equity in the period when such shares are issued. Other costs incurred that are not directly attributable, but are related, to a proposed or actual offering are expensed as incurred.

2.28.   Debt and finance lease issuance costs

Financing charges which include fees, commissions and legal expenses associated with securing loan facilities and finance lease agreements are presented in the consolidated balance sheets as a direct deduction from the carrying amount of the debt liability or finance lease obligation. These costs are amortized to interest expense and finance costs in the consolidated statements of operations using the effective interest rate method over the life of the related debt or finance lease.

2.29.   Share-based compensation

The Company may grant share-based payment awards, such as restricted stock units (“RSUs”), stock appreciation rights (“SARs”) and dividend equivalent rights (“DERs”), as incentive-based compensation to certain employees. The Company measures the cost of such awards, which are equity-settled transactions, using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. Once the fair value has been determined, the associated expense is recognized in the consolidated statements of operations over the requisite service period.

The SARs are settled through the delivery of Ardmore shares, not cash. Hence, in accordance with the guidance in ASC 718, the Company have classified the plan as an equity settled share-based payment plan. The cost of each tranche of SARs is being recognized by the Company on a straight-line basis.

Under an RSU award, the grantee is entitled to receive a share of ASC’s common stock for each RSU at the end of the vesting period. Payment under the RSU will be made in the form of shares of ASC’s common stock. The cost of RSUs will be recognized by the Company on a straight-line basis over the vesting period. The Company’s policy for issuing shares upon the vesting of the RSUs is to register and issue new common shares to the grantee.

Under a DER award, in the event that dividends are declared and paid on a share with a record date on or after the applicable grant date, the grantee is entitled to receive a share of ASC’s common stock equal to the amount of the dividend declared multiplied by the number of shares per the award, divided by the Fair Market Value of a share on the date the dividends are paid.  The cost of DERs will be recognized by the Company on a straight-line basis over the vesting period. The Company’s policy is to register and issue new common shares to the grantee at the time that dividends are paid.

The DER awards were valued by applying a model based on the Monte Carlo simulation. The model inputs were the grant price, dividend yield based on the initial intended dividend set out by the Company, a risk-free rate of return equal to the zero-coupon U.S. Treasury bill commensurate with the contractual terms of the units and expected volatility based on the average of the most recent historical volatilities in the Company’s peer group.

2.30.   Treasury stock

When shares are acquired for a reason other than formal or constructive retirement, the shares are presented separately as a deduction from equity. If the shares are retired or subsequently sold, any gain would be allocated as an increase in additional paid in capital and cumulative losses as an increase to accumulated deficit.

2.31.   Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheets are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.

2.32.   Income taxes

Republic of the Marshall Islands

Ardmore Shipping Corporation, Ardmore Shipping LLC, Ardmore Maritime Services LLC, and all vessel owning subsidiaries are incorporated in the Republic of the Marshall Islands with the exception of Lahinch Shipco (Pte.) Limited which is incorporated in Singapore. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of the Republic of the Marshall Islands and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of the Republic of the Marshall Islands.

Bermuda

Ardmore Shipping (Bermuda) Limited is incorporated in Bermuda. Ardmore Shipping Corporation, Ardmore Shipping LLC and Ardmore Shipping (Bermuda) Limited are managed and controlled in Bermuda. Ardmore Shipping Corporation is subject to taxation under the laws of Bermuda and distributions by its subsidiaries to Ardmore Shipping Corporation will be subject to any taxes under the laws of Bermuda.

Ireland

Ardmore Shipping Services (Ireland) Limited and Ardmore E1 Marine Ventures Limited, which was established to act as the immediate parent company of e1 Marine, the joint venture jointly owned by Ardmore, Element 1 Corp. and Maritime Partners, are incorporated in Ireland. Trading profits are taxable at the standard corporation tax rate which is currently 12.5% based on generally accepted accounting principles in Ireland. Any non-trading / passive income is taxed at the higher corporation tax rate which is currently 25%.

United States of America

Ardmore Shipping (Americas) LLC (“ASUSA”) and Ardmore Trading (USA) LLC (“ATUSA”) are incorporated in Delaware and treated as corporations for U.S. tax purposes. ASUSA and ATUSA will be subject to U.S. tax on their worldwide net income.

Singapore

Ardmore Shipping (Asia) Pte. Limited, Ardmore Tanker Trading (Asia) Pte. Limited, Ardmore Maritime Services (Asia) Pte. Limited and Lahinch Shipco (Pte.) Limited are incorporated in Singapore. Ardmore Shipping (Asia) Pte. Limited qualified as an “Approved International Shipping Enterprise” by the Singapore authorities with effect from August 1, 2015. This entitles the company to tax exemption on profits derived from ship operations for any vessels which are owned or chartered in by Ardmore Shipping (Asia) Pte. Limited.  Lahinch Shipco (Pte.) Limited is a ship-owning company and therefore exempt from taxes under the law of Singapore. Ardmore Tanker Trading (Asia) Pte. Limited and Ardmore Maritime Services (Asia) Pte. Limited are subject to Singapore tax on their worldwide profits.

Deferred taxation

Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheets reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized, the Company provides for a valuation allowance. Income taxes have been provided for all items included in the consolidated statements of operations regardless of when such items were reported for tax purposes or when the taxes were actually paid or refunded. Deferred tax for the year ended December 31, 2021 amounted to $Nil (2020: $Nil , 2019: $Nil).

Uncertainties related to income taxes

Companies are to determine whether it is more-likely-than-not that the tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. Uncertainties related to income taxes recognized for the year ended December 31, 2021 amounted to $Nil (2020: $Nil, 2019: $Nil).